Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Millburn Multi-Markets Fund L.P.
Entity Central Index Key	0001468910
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float		$ 0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018